CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax relating to changes in revaluation surplus included in other comprehensive income for Joint Venture and Associates	$ 223,460	$ 47,005	$ 839,909
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ 1,133,230	$ (480,378)	$ 4,513,179